Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,152,647	$ 332,311	¥ 1,054,416	$ 162,773	¥ 1,138,613	¥ 420,576
Term deposits	1,955,315	301,849	1,717,775
Prepaid expenses and other current assets	338,677	52,283	73,911
Total current assets	5,742,475	886,486	3,640,766
Non-current assets:
Other non-current assets	21,512	3,321	19,189
Total non-current assets	1,787,601	275,959	1,637,749
Total assets	7,530,076	1,162,445	5,278,515
Current liabilities:
Accrued expenses and other payables	833,473	128,667	524,534
Total current liabilities	2,156,534	332,913	1,080,657
Total liabilities	¥ 2,679,040	$ 413,574	¥ 1,613,092
Commitments and Contingencies
Shareholders' equity:
Additional paid-in capital	¥ 2,787,103	$ 430,255	¥ 2,649,111
Accumulated other comprehensive income	62,753	9,687	5,932
Retained earnings	1,993,545	307,750	1,002,896
Total shareholders' equity	4,851,036	748,871	3,665,423		2,212,364	1,557,975
Total liabilities and shareholders' equity	7,530,076	1,162,445	5,278,515
Parent Company [Member]
Current assets:
Cash and cash equivalents	136,810	21,120	234,034	$ 36,129	¥ 630,670	¥ 0
Term deposits	667,911	103,108	685,633
Prepaid expenses and other current assets	10,397	1,605	7,591
Total current assets	815,118	125,833	927,258
Non-current assets:
Other non-current assets	7,173	1,107	8,421
Investment in subsidiaries	4,047,714	624,859	2,737,009
Total non-current assets	4,054,887	625,966	2,745,430
Total assets	4,870,005	751,799	3,672,688
Current liabilities:
Accrued expenses and other payables	16,327	2,520	4,772
Due to subsidiaries	2,642	408	2,493
Total current liabilities	18,969	2,928	7,265
Total liabilities	¥ 18,969	$ 2,928	¥ 7,265
Commitments and Contingencies
Shareholders' equity:
Additional paid-in capital	¥ 2,787,103	$ 430,255	¥ 2,649,111
Accumulated other comprehensive income	62,753	9,687	5,932
Retained earnings	1,993,545	307,750	1,002,896
Total shareholders' equity	4,851,036	748,871	3,665,423
Total liabilities and shareholders' equity	4,870,005	751,799	3,672,688
Parent Company [Member] | Class A Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	3,452	533	3,301
Parent Company [Member] | Class B Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	¥ 4,183	$ 646	¥ 4,183